Subsequent Events	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 9—Subsequent Events

Initial Public Offering

On April 3, 2018, the Company completed its IPO, whereby the Company sold an aggregate of 1,280,000 shares of its common stock, at $5.00 per share, resulting in estimated net proceeds of $5,025,000 after underwriting discounts, commissions and estimated offering expenses of $895,000. Additionally, the underwriters have been issued warrants to purchase common stock equal to 3% of the securities sold in the IPO, or 38,400 shares of Common Stock.

2018 Equity Incentive Plan

The Company’s board of directors and stockholders has approved and adopted the Company’s 2018 Equity Incentive Plan (“2018 Plan”), which became effective on the completion of the IPO on April 3, 2018. The 2018 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, other forms of equity compensation and performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to the Company’s non-employee directors and consultants, and affiliates.

A total of 4,160,000 shares of Common Stock are available under the 2018 Plan, which includes 554,963 shares of Common Stock reserved for issuance under our 2009 Equity Incentive Plan that were added to 2018 Plan. No further grants will be made under the 2009 Plan and any shares subject to outstanding stock options under the 2009 Plan that would otherwise be returned to the 2009 Plan will instead be added to the shares initially reserved under the 2018 Plan.

In addition, the number of shares of common stock reserved for issuance under the 2018 Plan will automatically increase on January 1 of each year, beginning on January 1, 2019 by 5% of the total number of shares of the Company’s Common Stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the administrator of the 2018 Plan.

2018 Employee Stock Purchase Plan

The Company’s board of directors and stockholders has approved and adopted the Company’s 2018 Employee Stock Purchase Plan (“ESPP”), which became effective on the completion of the IPO on April 3, 2018. The ESPP authorizes the issuance of 208,500 shares of the Company’s common stock pursuant to purchase rights granted to our eligible employees. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2019 by the lesser of 2% of the total number of shares of our common stock outstanding on December 31 of the preceding calendar year or a number determined by the administrator of the ESPP.

Employment Agreements

On April 16, 2018, we entered into an executive employment agreement with Chief Executive Officer, Rodney Varner. The Company agrees to pay Mr. Varner an annual base salary of $350,000. Mr. Varner is also eligible for a target bonus to be determined, reviewed, and approved by the board of directors.

On April 16, 2018, we entered into an executive employment agreement with Chief Financial Officer, Ryan Confer. The Company agrees to pay Mr. Confer an annual base salary of $240,000. Mr. Confer is also eligible for a target bonus to be determined, reviewed, and approved by the board of directors.

Leases

On April 16, 2018, the Company executed a service agreement with CIC Innovation Communities, LLC, to establish and lease offices at the Cambridge Innovation Center at 1 Broadway, Floor 14, Cambridge, MA 02142. The Company does not have a long-term agreement in place to occupy this location, but rather occupies on a month-to-month basis.

On April 16, 2018, the Company also executed a space utilization agreement with the Board of Regents of the University of Texas System to establish and lease offices at the Dell Medical School located 1701 Trinity Street, Suite 3.322, Austin, Texas 78705. The Company pays $4,000 per month to occupy this location and the lease is effective until October 31, 2018.

Private Investment

On May 9, 2018, the Company completed a private placement, whereby the Company sold to investors an aggregate of 828,500 shares of its common stock at $12.07 per share and warrants to purchase up to 621,376 shares of the Company’s common stock with an initial exercise price equal to $15.62 per share. The per share price and warrant exercise price will automatically be adjusted lower, if applicable, based on the volume weighted average daily prices on the three days after the registration statement is declared effective and the Company’s stockholders approve the transaction. In no event will the purchase price or warrant exercise price be less than $4.25 per share. The Company received net proceeds of $9,250,000 after commissions and expenses. Maxim Group LLC served as the placement agent.

Warrants

The Company plans to issue warrants to purchase shares of common stock at no less than $5.00 per share to key service providers and consultants in conjunction with past and future services provided to the Company. The Company plans to issue warrants to purchase (i) 425,000 shares of common stock to Cancer Revolution, LLC, (ii) 225,000 shares of common stock to Cancer Biotech, LLC, (iii) 144,352 shares of common stock to Inception Capital Management, LLC, and (iv) 50,000 shares of common stock to World Wide Holdings, LLC.